Leasehold commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leasehold Commitments [Line Items]
2015	$ 2,305
2016	1,714
2017	1,585
2018	1,621
2019	1,669
Thereafter	14,128
Total minimum payments (1)	$ 23,022	[1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $2,063 thousand due in the future under non-cancelable subleases.